REGULATORY MATTERS - Ohio (Details) - USD ($) $ in Thousands						1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 19, 2025	Dec. 18, 2024	Sep. 30, 2024	Jul. 31, 2024	May 31, 2024	Jan. 31, 2025	Sep. 30, 2024	Dec. 31, 2025	Jan. 07, 2026
Regulatory Matters [Line Items]
Increase base distribution rate					$ 94,000
Allowed ROE								9.60%
Allowed debt								48.10%
Approved capital structure								51.90%
Impairment of long-lived assets to be disposed of	$ 352,000						$ 9,000
Refund to customer of pole attachment rates			$ 15,000,000				15,000,000
Loss contingency, payment audit, total payments in support of Passage of house bill			75,000
Loss contingency, payment audit, payments in support of passage of house bill allocated to defendants			$ 5,000
CEI
Regulatory Matters [Line Items]
Allowed ROE								10.50%
Allowed debt								51.00%
Approved capital structure								49.00%
OE
Regulatory Matters [Line Items]
Allowed ROE								10.50%
Allowed debt								51.00%
Approved capital structure								49.00%
First Energy [Member]
Regulatory Matters [Line Items]
Impairment of long-lived assets to be disposed of							$ 62,000
Monetary penalties assessed by the PUCO	$ 250,000
Customer restitution after tax									$ 213,000
PUCO | CEI | DCR Rider | Ohio | Distribution
Regulatory Matters [Line Items]
Allowed ROE					10.80%
Allowed debt					44.00%
Approved capital structure					56.00%
PUCO | CEI | Energy Efficiency and Peak Demand Reduction Stipulation Settlement | Ohio | Distribution
Regulatory Matters [Line Items]
Allowed ROE	9.63%
Allowed debt	48.80%
Approved capital structure	51.20%
Public utilities, adjusted rate increase base distribution				$ 190,000
Approved amount of rate increase (decrease)	$ 34,000
PUCO | OE | DCR Rider | Ohio | Distribution
Regulatory Matters [Line Items]
Allowed debt					46.00%
Approved capital structure					54.00%
PUCO | TE | DCR Rider | Ohio | Distribution
Regulatory Matters [Line Items]
Allowed debt					45.00%
Approved capital structure					55.00%
PUCO | First Energy [Member] | Ohio
Regulatory Matters [Line Items]
Proposed goal to reduce CO2 pollution (percent)		90.00%
PUCO | First Energy [Member] | DCR Rider | Ohio
Regulatory Matters [Line Items]
Annual revenue cap for DCR rider		$ 390,000
Contribution amount		6,390
Requested increase in revenue cap		$ 15,000
PUCO | First Energy [Member] | DMR Revenues | Ohio | Subsequent Event
Regulatory Matters [Line Items]
Customer restitution total									275,000
PUCO | First Energy [Member] | DMR Revenues | Ohio | Subsequent Event | Other Current Liabilities
Regulatory Matters [Line Items]
Customer restitution total									25,000
PUCO | First Energy [Member] | DMR Revenues | Ohio | Subsequent Event | Regulatory Liabilities
Regulatory Matters [Line Items]
Customer restitution total									$ 250,000
Minimum | PUCO
Regulatory Matters [Line Items]
Amount of revenue increase						$ 37,000
Maximum | PUCO
Regulatory Matters [Line Items]
Amount of revenue increase						$ 43,000